Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

February 28, 2018

Dates Covered
Collections Period	02/01/18 - 02/28/18
Interest Accrual Period	02/15/18 - 03/14/18
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/18	394,355,508.09	23,456
Yield Supplement Overcollateralization Amount 01/31/18	13,182,719.66	0
Receivables Balance 01/31/18	407,538,227.75	23,456
Principal Payments	15,043,971.40	369
Defaulted Receivables	1,221,425.76	61
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/18	12,435,824.50	0
Pool Balance at 02/28/18	378,837,006.09	23,026

Pool Statistics	$ Amount	# of Accounts
Pool Factor	42.60%
Prepayment ABS Speed	1.33%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	7,790,400.36	387
Past Due 61-90 days	2,117,727.73	110
Past Due 91-120 days	578,239.17	33
Past Due 121+ days	0.00	0
Total	10,486,367.26	530

Total 31+ Delinquent as % Ending Pool Balance	2.77%
Total 61+ Delinquent as % Ending Pool Balance	0.71%
Delinquency Trigger Occurred	NO

Recoveries	784,027.91
Aggregate Net Losses/(Gains) - February 2018	437,397.85
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.29%
Prior Net Losses Ratio	1.36%
Second Prior Net Losses Ratio	2.20%
Third Prior Net Losses Ratio	1.68%
Four Month Average	1.63%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.79%

Overcollateralization Target Amount	17,047,665.27
Actual Overcollateralization	17,047,665.27
Weighted Average APR	3.87%
Weighted Average APR, Yield Adjusted	5.75%
Weighted Average Remaining Term	44.43

Flow of Funds	$ Amount

Collections	17,094,371.67
Investment Earnings on Cash Accounts	25,072.10
Servicing Fee	(339,615.19)
Transfer to Collection Account	0.00
Available Funds	16,779,828.58

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	531,957.46
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	14,820,169.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	1,427,701.71
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	16,779,828.58

Servicing Fee	339,615.19
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 02/15/18	376,609,510.23
Principal Paid	14,820,169.41
Note Balance @ 03/15/18	361,789,340.82

Class A-1
Note Balance @ 02/15/18	0.00
Principal Paid	0.00
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Class A-2
Note Balance @ 02/15/18	21,779,510.23
Principal Paid	14,820,169.41
Note Balance @ 03/15/18	6,959,340.82
Note Factor @ 03/15/18	1.9770855%

Class A-3
Note Balance @ 02/15/18	262,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	262,000,000.00
Note Factor @ 03/15/18	100.0000000%

Class A-4
Note Balance @ 02/15/18	74,800,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	74,800,000.00
Note Factor @ 03/15/18	100.0000000%

Class B
Note Balance @ 02/15/18	18,030,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	18,030,000.00
Note Factor @ 03/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	531,957.46
Total Principal Paid	14,820,169.41
Total Paid	15,352,126.87

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	23,957.46
Principal Paid	14,820,169.41
Total Paid to A-2 Holders	14,844,126.87

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6193979
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.2562316
Total Distribution Amount	17.8756295

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0680610
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	42.1027540
Total A-2 Distribution Amount	42.1708150

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 02/15/18	9,744,723.23
Investment Earnings	8,561.94
Investment Earnings Paid	(8,561.94)
Deposit/(Withdrawal)	1,427,701.71
Balance as of 03/15/18	11,172,424.94
Change	1,427,701.71

Total Reserve Amount	11,172,424.94